Fair values of financial assets and liabilities - Schedule of Movement in Level 3 Financial Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS (Details) - Schedule of Movement in Level 3 Financial Liabilities [Line Items]
At 1 January	£ 814,621
At 31 December	839,272	£ 814,621
Level 3 £m | Excluding derivatives
FINANCIAL INSTRUMENTS (Details) - Schedule of Movement in Level 3 Financial Liabilities [Line Items]
At 1 January	42	45
Gains recognised in the income statement within other income	2	(1)
Redemptions	(3)	(1)
Transfers out of the level 3 portfolio	(19)	(1)
At 31 December	22	42
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 31 December	£ 3	£ (1)